HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5795 - PremierSolutions Standard (Series A)

Supplement dated October 24, 2012 to your Prospectus

FUND DELETIONS

THE HARTFORD FUNDAMENTAL GROWTH FUND - CLASS R4

SSgA DYNAMIC SMALL CAP FUND - INSTITUTIONAL CLASS

Effective immediately, the following sub-accounts are hereby deleted from the list of underlying Funds in the Prospectus:

The Hartford Fundamental Growth Fund Sub-Account

SSgA Dynamic Small Cap Fund Sub-Account

All references and information contained in the Prospectus for your Contract related to these funds are hereby deleted.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.